UNITED STATES SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
Form N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES
Investment Company Act File Number: 811-22336
Large-Cap Core Research Portfolio
(Exact Name of registrant as Specified in Charter)
Two International Place Boston, Massachusetts 02110
(Address of Principal Executive Offices)
Maureen A. Gemma
Two International Place Boston, Massachusetts 02110
(Name and Address of Agent for Services)
(617) 482-8260
(registrant’s Telephone Number)
December 31
Date of Fiscal Year End
December 31, 2009
Date of Reporting Period

Item 1. Reports to Stockholders

Large-Cap Core Research Portfolio as of December 31, 2009

PORTFOLIO OF INVESTMENTS

Common Stocks — 98.8%

Security	Shares	Value

Aerospace & Defense — 6.1%

Boeing Co. (The)	14,926	$807,945
General Dynamics Corp.	48,271	3,290,634
Lockheed Martin Corp.	35,693	2,689,468
Raytheon Co.	45,418	2,339,935
United Technologies Corp.	57,515	3,992,116

		$13,120,098

Auto Components — 0.6%

Johnson Controls, Inc.	47,360	$1,290,086

		$1,290,086

Beverages — 2.8%

Coca-Cola Co. (The)	50,393	$2,872,401
PepsiCo, Inc.	49,969	3,038,115

		$5,910,516

Biotechnology — 2.2%

Amgen, Inc.(1)	38,268	$2,164,821
Celgene Corp.(1)	27,255	1,517,558
Gilead Sciences, Inc.(1)	25,667	1,110,868

		$4,793,247

Capital Markets — 2.6%

Goldman Sachs Group, Inc.	16,009	$2,702,960
Invesco, Ltd.	31,772	746,324
Northern Trust Corp.	15,550	814,820
State Street Corp.	16,250	707,525
T. Rowe Price Group, Inc.	9,703	516,685

		$5,488,314

Chemicals — 2.1%

Air Products and Chemicals, Inc.	25,742	$2,086,647
Monsanto Co.	29,604	2,420,127

		$4,506,774

Commercial Banks — 3.6%

Fifth Third Bancorp	111,762	$1,089,680
PNC Financial Services Group, Inc.	24,266	1,281,002
U.S. Bancorp	69,669	1,568,249
Wells Fargo & Co.	140,870	3,802,081

		$7,741,012

Commercial Services & Supplies — 0.6%

Waste Management, Inc.	34,843	$1,178,042

		$1,178,042

Communications Equipment — 1.5%

QUALCOMM, Inc.	51,531	$2,383,824
Telefonaktiebolaget LM Ericsson ADR	91,687	842,604

		$3,226,428

Computers & Peripherals — 6.0%

Apple, Inc.(1)	25,975	$5,477,088
Hewlett-Packard Co.	74,405	3,832,602
International Business Machines Corp.	27,588	3,611,269

		$12,920,959

Consumer Finance — 0.7%

American Express Co.	34,465	$1,396,522

		$1,396,522

Diversified Financial Services — 4.3%

Bank of America Corp.	222,795	$3,355,293
CME Group, Inc.	3,628	1,218,826
JPMorgan Chase & Co.	112,397	4,683,583

		$9,257,702

Diversified Telecommunication Services — 1.4%

AT&T, Inc.	69,136	$1,937,882
Verizon Communications, Inc.	32,591	1,079,740

		$3,017,622

Electric Utilities — 1.6%

American Electric Power Co., Inc.	56,499	$1,965,600
FirstEnergy Corp.	29,326	1,362,193

		$3,327,793

See notes to financial statements

Large-Cap Core Research Portfolio as of December 31, 2009

PORTFOLIO OF INVESTMENTS CONT’D

Security	Shares	Value

Electrical Equipment — 0.3%

Emerson Electric Co.	16,250	$692,250

		$692,250

Electronic Equipment, Instruments & Components — 0.8%

Corning, Inc.	82,306	$1,589,329

		$1,589,329

Energy Equipment & Services — 1.5%

Halliburton Co.	65,267	$1,963,884
Transocean, Ltd.(1)	16,100	1,333,080

		$3,296,964

Food & Staples Retailing — 2.0%

Costco Wholesale Corp.	19,457	$1,151,271
Wal-Mart Stores, Inc.	58,169	3,109,133

		$4,260,404

Food Products — 2.1%

Kellogg Co.	25,275	$1,344,630
Nestle SA ADR	42,797	2,069,235
Unilever PLC ADR	34,378	1,096,658

		$4,510,523

Health Care Equipment & Supplies — 3.5%

Baxter International, Inc.	31,553	$1,851,530
Boston Scientific Corp.(1)	126,139	1,135,251
Covidien PLC	21,376	1,023,696
Medtronic, Inc.	37,405	1,645,072
St. Jude Medical, Inc.(1)	30,846	1,134,516
Zimmer Holdings, Inc.(1)	11,689	690,937

		$7,481,002

Health Care Providers & Services — 0.3%

Fresenius Medical Care AG & Co. KGaA ADR	13,382	$709,380

		$709,380

Hotels, Restaurants & Leisure — 1.5%

Carnival Corp.(1)	23,349	$739,930
Marriott International, Inc., Class A	20,732	564,947
McDonald’s Corp.	30,318	1,893,056

		$3,197,933

Household Durables — 0.8%

Newell Rubbermaid, Inc.	27,941	$419,394
Whirlpool Corp.	15,324	1,236,034

		$1,655,428

Household Products — 2.3%

Colgate-Palmolive Co.	33,970	$2,790,635
Procter & Gamble Co.	36,544	2,215,663

		$5,006,298

Industrial Conglomerates — 1.2%

3M Co.	15,257	$1,261,296
General Electric Co.	89,347	1,351,820

		$2,613,116

Insurance — 1.6%

Lincoln National Corp.	34,933	$869,133
MetLife, Inc.	38,266	1,352,703
Prudential Financial, Inc.	25,146	1,251,265

		$3,473,101

Internet Software & Services — 1.9%

Google, Inc., Class A(1)	6,691	$4,148,286

		$4,148,286

IT Services — 1.8%

Cognizant Technology Solutions Corp.(1)	12,253	$555,061
MasterCard, Inc., Class A	7,482	1,915,243
Visa, Inc., Class A	5,000	437,300
Western Union Co.	54,518	1,027,664

		$3,935,268

Life Sciences Tools & Services — 0.4%

Thermo Fisher Scientific, Inc.(1)	16,792	$800,810

		$800,810

Machinery — 2.2%

Caterpillar, Inc.	21,919	$1,249,164
Danaher Corp.	11,990	901,648
Illinois Tool Works, Inc.	17,598	844,528
PACCAR, Inc.	43,890	1,591,890

		$4,587,230

See notes to financial statements

Large-Cap Core Research Portfolio as of December 31, 2009

PORTFOLIO OF INVESTMENTS CONT’D

Security	Shares	Value

Media — 1.6%

McGraw-Hill Cos., Inc. (The)	25,825	$865,396
Time Warner, Inc.	22,325	650,550
Walt Disney Co. (The)	61,645	1,988,051

		$3,503,997

Metals & Mining — 1.4%

BHP Billiton, Ltd. ADR	7,060	$540,655
Freeport-McMoRan Copper & Gold, Inc.(1)	11,215	900,452
Nucor Corp.	11,689	545,292
United States Steel Corp.	16,679	919,346

		$2,905,745

Multi-Utilities — 2.3%

CMS Energy Corp.	107,916	$1,689,964
PG&E Corp.	36,084	1,611,151
Public Service Enterprise Group, Inc.	47,353	1,574,487

		$4,875,602

Multiline Retail — 1.9%

Kohl’s Corp.(1)	25,834	$1,393,228
Macy’s, Inc.	69,825	1,170,267
Target Corp.	30,974	1,498,212

		$4,061,707

Oil, Gas & Consumable Fuels — 10.5%

Anadarko Petroleum Corp.	62,788	$3,919,227
Apache Corp.	45,975	4,743,241
Chevron Corp.	50,468	3,885,531
Exxon Mobil Corp.	40,507	2,762,172
Hess Corp.	40,563	2,454,062
Occidental Petroleum Corp.	22,430	1,824,681
Southwestern Energy Co.(1)	37,922	1,827,840
Total SA ADR	15,762	1,009,398

		$22,426,152

Personal Products — 0.8%

Avon Products, Inc.	56,991	$1,795,217

		$1,795,217

Pharmaceuticals — 6.5%

Abbott Laboratories	54,224	$2,927,554
Bristol-Myers Squibb Co.	46,171	1,165,818
Merck & Co., Inc.	87,352	3,191,842
Pfizer, Inc.	260,100	4,731,219
Shire PLC ADR	14,467	849,213
Teva Pharmaceutical Industries, Ltd. ADR	19,773	1,110,847

		$13,976,493

Professional Services — 0.2%

Manpower, Inc.	8,502	$464,039

		$464,039

Real Estate Investment Trusts (REITs) — 1.3%

AvalonBay Communities, Inc.	8,836	$725,524
Boston Properties, Inc.	8,882	595,716
Equity Residential	21,429	723,872
Vornado Realty Trust	9,707	678,907

		$2,724,019

Semiconductors & Semiconductor Equipment — 2.7%

Analog Devices, Inc.	38,523	$1,216,556
Applied Materials, Inc.	75,700	1,055,258
ASML Holding NV	39,615	1,350,476
Broadcom Corp., Class A(1)	37,409	1,176,513
Taiwan Semiconductor Manufacturing Co., Ltd. ADR	86,748	992,397

		$5,791,200

Software — 4.8%

McAfee, Inc.(1)	31,749	$1,288,057
Microsoft Corp.	215,600	6,573,644
Oracle Corp.	97,040	2,381,362

		$10,243,063

Specialty Retail — 2.0%

Abercrombie & Fitch Co., Class A	13,300	$463,505
Best Buy Co., Inc.	18,983	749,069
Gap, Inc. (The)	26,894	563,429
Home Depot, Inc.	48,083	1,391,041
Staples, Inc.	23,387	575,087
TJX Companies, Inc. (The)	15,762	576,101

		$4,318,232

Textiles, Apparel & Luxury Goods — 0.5%

NIKE, Inc., Class B	14,339	$947,378

		$947,378

See notes to financial statements

Large-Cap Core Research Portfolio as of December 31, 2009

PORTFOLIO OF INVESTMENTS CONT’D

Security	Shares	Value

Tobacco — 0.4%

Philip Morris International, Inc.	19,548	$942,018

		$942,018

Wireless Telecommunication Services — 1.6%

American Tower Corp., Class A(1)	41,625	$1,798,616
Rogers Communications, Inc., Class B	50,071	1,552,201

		$3,350,817

Total Common Stocks
(identified cost $200,426,537)		$211,458,116

Short-Term Investments — 1.2%

	Interest
Description	(000’s omitted)	Value

Cash Management Portfolio, 0.00%(2)	$2,622	$2,622,243

Total Short-Term Investments
(identified cost $2,622,243)		$2,622,243

Total Investments — 100.0%
(identified cost $203,048,780)		$214,080,359

Other Assets, Less Liabilities — 0.0%		$72,216

Net Assets — 100.0%		$214,152,575

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

ADR - American Depositary Receipt

(1)	Non-income producing security.

(2)	Affiliated investment company available to Eaton Vance portfolios and funds which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of December 31, 2009.

See notes to financial statements

Large-Cap Core Research Portfolio as of December 31, 2009

FINANCIAL STATEMENTS

Statement of Assets and Liabilities

As of December 31, 2009

Assets

Unaffiliated investments, at value (identified cost, $200,426,537)	$211,458,116
Affiliated investment, at value (identified cost, $2,622,243)	2,622,243
Dividends receivable	253,716
Tax reclaims receivable	4,233

Total assets	$214,338,308

Liabilities

Payable to affiliates:
Investment adviser fee	$125,855
Accrued expenses	59,878

Total liabilities	$185,733

Net Assets applicable to investors’ interest in Portfolio	$214,152,575

Sources of Net Assets

Net proceeds from capital contributions and withdrawals	$203,120,937
Net unrealized appreciation	11,031,638

Total	$214,152,575

Statement of Operations

For the Period Ended
December 31, 2009(1)

Investment Income

Dividends (net of foreign taxes, $2,316)	$636,383
Interest income allocated from affiliated investment	4,464
Expenses allocated from affiliated investment	(4,464)

Total investment income	$636,383

Expenses

Investment adviser fee	$199,048
Custodian fee	27,215
Legal and accounting services	27,836
Miscellaneous	11,104

Total expenses	$265,203

Net investment income	$371,180

Realized and Unrealized Gain (Loss)

Net realized gain (loss) —
Investment transactions	$1,121,835
Investment transactions allocated from affiliated investment	(1,032)

Net realized gain	$1,120,803

Change in unrealized appreciation (depreciation) —
Investments	$8,917,986
Foreign currency	59

Net change in unrealized appreciation (depreciation)	$8,918,045

Net realized and unrealized gain	$10,038,848

Net increase in net assets from operations	$10,410,028

(1)	For the period from the start of business, November 1, 2009, to December 31, 2009.

See notes to financial statements

Large-Cap Core Research Portfolio as of December 31, 2009

FINANCIAL STATEMENTS CONT’D

Statements of Changes in Net Assets

Increase (Decrease)	Period Ended
in Net Assets	December 31, 2009(1)

From operations —
Net investment income	$371,180
Net realized gain from investment transactions	1,120,803
Net change in unrealized appreciation (depreciation) from investments and foreign currency	8,918,045

Net increase in net assets from operations	$10,410,028

Capital transactions —
Assets contributed by Eaton Vance Large-Cap Core Research Fund	$27,129,824
Contributions	186,991,408
Withdrawals	(10,478,695)

Net increase in net assets from capital transactions	$203,642,537

Net increase in net assets	$214,052,565

Net Assets

At beginning of period	$100,010

At end of period	$214,152,575

(1)	For the period from the start of business, November 1, 2009, to December 31, 2009.

See notes to financial statements

Large-Cap Core Research Portfolio as of December 31, 2009

FINANCIAL STATEMENTS CONT’D

Supplementary Data

	Period Ended
	December 31, 2009(1)

Ratios/Supplemental Data

Ratios (as a percentage of average daily net assets):
Expenses(2)	0.86	%(3)
Net investment income	1.19	%(3)
Portfolio Turnover	10	%(4)

Total Return	8.63%

Net assets, end of period (000’s omitted)	$214,153

(1)	For the period from the start of business, November 1, 2009, to December 31, 2009.

(2)	Excludes the effect of custody fee credits, if any, of less than 0.005%.

(3)	Annualized.

(4)	Not annualized.

See notes to financial statements

Large-Cap Core Research Portfolio as of December 31, 2009

NOTES TO FINANCIAL STATEMENTS

1   Significant Accounting Policies

Large-Cap Core Research Portfolio (the Portfolio) is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as a diversified, open-end management investment company. The Portfolio was organized on August 10, 2009 and remained inactive until November 1, 2009 except for matters related to its organization, including the sale of initial interests of $105,010 and the expensing of $5,000 of organization costs. The Portfolio’s investment objective is to achieve long-term capital appreciation by investing in a diversified portfolio of equity securities. The Declaration of Trust permits the Trustees to issue interests in the Portfolio. At December 31, 2009, Eaton Vance Large-Cap Core Research Fund and Eaton Vance Balanced Fund held an interest of 13.9%, and 86.1%, respectively, in the Portfolio.

The following is a summary of significant accounting policies of the Portfolio. The policies are in conformity with accounting principles generally accepted in the United States of America.

A  Investment Valuation — Equity securities (including common shares of closed-end investment companies) listed on a U.S. securities exchange generally are valued at the last sale price on the day of valuation or, if no sales took place on such date, at the mean between the closing bid and asked prices therefore on the exchange where such securities are principally traded. Equity securities listed on the NASDAQ Global or Global Select Market generally are valued at the NASDAQ official closing price. Unlisted or listed securities for which closing sales prices or closing quotations are not available are valued at the mean between the latest available bid and asked prices or, in the case of preferred equity securities that are not listed or traded in the over-the-counter market, by a third party pricing service that will use various techniques that consider factors including, but not limited to, prices or yields of securities with similar characteristics, benchmark yields, broker/dealer quotes, quotes of underlying common stock, issuer spreads, as well as industry and economic events. Short-term debt securities with a remaining maturity of sixty days or less are generally valued at amortized cost, which approximates market value. Foreign securities and currencies are valued in U.S. dollars, based on foreign currency exchange rate quotations supplied by a third party pricing service. The pricing service uses a proprietary model to determine the exchange rate. Inputs to the model include reported trades and implied bid/ask spreads. The daily valuation of exchange-traded foreign securities generally is determined as of the close of trading on the principal exchange on which such securities trade. Events occurring after the close of trading on foreign exchanges may result in adjustments to the valuation of foreign securities to more accurately reflect their fair value as of the close of regular trading on the New York Stock Exchange. When valuing foreign equity securities that meet certain criteria, the Trustees have approved the use of a fair value service that values such securities to reflect market trading that occurs after the close of the applicable foreign markets of comparable securities or other instruments that have a strong correlation to the fair-valued securities. Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued at fair value using methods determined in good faith by or at the direction of the Trustees of the Portfolio in a manner that most fairly reflects the security’s value, or the amount that the Portfolio might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of all relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies or entities, quotations or relevant information obtained from broker-dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s or entity’s financial condition, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.

The Portfolio may invest in Cash Management Portfolio (Cash Management), an affiliated investment company managed by Boston Management and Research (BMR), a subsidiary of Eaton Vance Management (EVM). Cash Management generally values its investment securities utilizing the amortized cost valuation technique permitted by Rule 2a-7 under the 1940 Act, pursuant to which Cash Management must comply with certain conditions. This technique involves initially valuing a portfolio security at its cost and thereafter assuming a constant amortization to maturity of any discount or premium. If amortized cost is determined not to approximate fair value, Cash Management may value its investment securities based on available market quotations provided by a third party pricing service.

B  Investment Transactions — Investment transactions for financial statement purposes are accounted for on a trade date basis. Realized gains and losses on investments sold are determined on the basis of identified cost.

C  Income — Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities. However, if the ex-dividend date has passed, certain dividends from foreign securities are recorded as the Portfolio is informed of the ex-dividend date. Withholding taxes on foreign dividends and capital gains

Large-Cap Core Research Portfolio as of December 31, 2009

NOTES TO FINANCIAL STATEMENTS CONT’D

have been provided for in accordance with the Portfolio’s understanding of the applicable countries’ tax rules and rates. Interest income is recorded on the basis of interest accrued, adjusted for amortization of premium or accretion of discount.

D  Federal Taxes — The Portfolio has elected to be treated as a partnership for federal tax purposes. No provision is made by the Portfolio for federal or state taxes on any taxable income of the Portfolio because each investor in the Portfolio is ultimately responsible for the payment of any taxes on its share of taxable income. Since at least one of the Portfolio’s investors is a regulated investment company that invests all or substantially all of its assets in the Portfolio, the Portfolio normally must satisfy the applicable source of income and diversification requirements (under the Internal Revenue Code) in order for its investors to satisfy them. The Portfolio will allocate, at least annually among its investors, each investor’s distributive share of the Portfolio’s net investment income, net realized capital gains and any other items of income, gain, loss, deduction or credit.

As of December 31, 2009, the Portfolio had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. The Portfolio’s initial year of operations from November 1, 2009 to December 31, 2009 remains subject to examination by the Internal Revenue Service.

E  Expense Reduction — State Street Bank and Trust Company (SSBT) serves as custodian of the Portfolio. Pursuant to the custodian agreement, SSBT receives a fee reduced by credits, which are determined based on the average daily cash balance the Portfolio maintains with SSBT. All credit balances, if any, used to reduce the Portfolio’s custodian fees are reported as a reduction of expenses in the Statement of Operations.

F  Foreign Currency Translation — Investment valuations, other assets, and liabilities initially expressed in foreign currencies are translated each business day into U.S. dollars based upon current exchange rates. Purchases and sales of foreign investment securities and income and expenses denominated in foreign currencies are translated into U.S. dollars based upon currency exchange rates in effect on the respective dates of such transactions. Recognized gains or losses on investment transactions attributable to changes in foreign currency exchange rates are recorded for financial statement purposes as net realized gains and losses on investments. That portion of unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

G  Use of Estimates — The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

H  Indemnifications — Under the Portfolio’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Portfolio. Under Massachusetts law, if certain conditions prevail, interestholders in the Portfolio could be deemed to have personal liability for the obligations of the Portfolio. However, the Portfolio’s Declaration of Trust contains an express disclaimer of liability on the part of Portfolio interestholders and the By-laws provide that the Portfolio shall assume the defense on behalf of any Portfolio interestholder. Moreover, the By-laws also provide for indemnification out of Portfolio property of any interestholder held personally liable solely by reason of being or having been an interestholder for all loss or expense arising from such liability. Additionally, in the normal course of business, the Portfolio enters into agreements with service providers that may contain indemnification clauses. The Portfolio’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Portfolio that have not yet occurred.

2   Investment Adviser Fee and Other Transactions with Affiliates

The investment adviser fee is earned by BMR as compensation for investment advisory services rendered to the Portfolio. The fee is computed at an annual rate of 0.65% of the Portfolio’s average daily net assets up to $500 million and at reduced rates as daily net assets equal or exceed that level, and is payable monthly. The portion of the adviser fee payable by Cash Management on the Portfolio’s investment of cash therein is credited against the Portfolio’s investment adviser fee. For the period from the commencement of operations on November 1, 2009 to December 31, 2009, the Portfolio’s investment adviser fee totaled $203,083 of which $4,035 was allocated from Cash Management and $199,048 was paid or accrued directly by the Portfolio. For the period from the commencement of operations on November 1, 2009 to December 31, 2009, the Portfolio’s investment adviser fee, including the portion allocated from Cash Management, was 0.65% (annualized) of the Portfolio’s average daily net assets.

Except for Trustees of the Portfolio who are not members of EVM’s or BMR’s organizations, officers and Trustees

Large-Cap Core Research Portfolio as of December 31, 2009

NOTES TO FINANCIAL STATEMENTS CONT’D

receive remuneration for their services to the Portfolio out of the investment adviser fee. Trustees of the Portfolio who are not affiliated with the investment adviser may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the period from the commencement of operations on November 1, 2009 to December 31, 2009, no significant amounts have been deferred. Certain officers and Trustees of the Portfolio are officers of the above organizations.

3   Purchases and Sales of Investments

Purchases and sales of investments, other than short-term obligations and investments acquired in the transfer of assets as described in Note 4, aggregated $190,172,449 and $14,819,568, respectively, for the period from the commencement of operations on November 1, 2009 to December 31, 2009.

Included in purchases are the cost of securities purchased by the Portfolio from investment companies advised by EVM or its affiliates of $92,040,826. Such transactions were executed in accordance with affiliated transaction procedures approved by the Portfolio’s Trustees.

4   Transfer of Assets

Investment operations began on November 1, 2009 with the transfer of investments and related assets by Eaton Vance Large-Cap Core Research Fund of $27,129,824, including net unrealized appreciation of $2,113,593, in exchange for an interest in the Portfolio. The transaction was structured for tax purposes to qualify as a tax free exchange under the Internal Revenue Code.

5   Federal Income Tax Basis of Investments

The cost and unrealized appreciation (depreciation) of investments of the Portfolio at December 31, 2009, as determined on a federal income tax basis, were as follows:

Aggregate cost	$203,069,057

Gross unrealized appreciation	$12,172,726
Gross unrealized depreciation	(1,161,424)

Net unrealized appreciation	$11,011,302

The net unrealized appreciation on foreign currency at December 31, 2009 on a federal income tax basis was $59.

6   Line of Credit

The Portfolio participates with other portfolios and funds managed by EVM and its affiliates in a $450 million unsecured line of credit agreement with a group of banks. Borrowings are made by the Portfolio solely to facilitate the handling of unusual and/or unanticipated short-term cash requirements. Interest is charged to the Portfolio based on its borrowings at an amount above either the Eurodollar rate or Federal Funds rate. In addition, a fee computed at an annual rate of 0.10% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. Because the line of credit is not available exclusively to the Portfolio, it may be unable to borrow some or all of its requested amounts at any particular time. The Portfolio did not have any significant borrowings or allocated fees during the period from the commencement of operations on November 1, 2009 to December 31, 2009.

7   Risks Associated with Foreign Investments

Investing in securities issued by companies whose principal business activities are outside the United States may involve significant risks not present in domestic investments. For example, there is generally less publicly available information about foreign companies, particularly those not subject to the disclosure and reporting requirements of the U.S. securities laws. Certain foreign issuers are generally not bound by uniform accounting, auditing, and financial reporting requirements and standards of practice comparable to those applicable to domestic issuers. Investments in foreign securities also involve the risk of possible adverse changes in investment or exchange control regulations, expropriation or confiscatory taxation, limitation on the removal of funds or other assets of the Portfolio, political or financial instability or diplomatic and other developments which could affect such investments. Foreign securities markets, while growing in volume and sophistication, are generally not as developed as those in the United States, and securities of some foreign issuers (particularly those located in developing countries) may be less liquid and more volatile than securities of comparable U.S. companies. In general, there is less overall governmental supervision and regulation of foreign securities markets, broker-dealers and issuers than in the United States.

8   Fair Value Measurements

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

Large-Cap Core Research Portfolio as of December 31, 2009

NOTES TO FINANCIAL STATEMENTS CONT’D

•	Level 3 – significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At December 31, 2009, the inputs used in valuing the Portfolio’s investments, which are carried at value, were as follows:

	Quoted
	Prices in
	Active	Significant
	Markets for	Other	Significant
	Identical	Observable	Unobservable
	Assets	Inputs	Inputs

Asset Description	(Level 1)	(Level 2)	(Level 3)	Total

Common Stocks	$211,458,116	$—	$—	$211,458,116
Short-Term Investments	2,622,243	—	—	2,622,243

Total Investments	$214,080,359	$—	$—	$214,080,359

The level classification by major category of investments is the same as the category presentation in the Portfolio of Investments.

9   Review for Subsequent Events

In a connection with the preparation of the financial statements of the Portfolio as of and for the year ended December 31, 2009, events and transactions subsequent to December 31, 2009 through February 18, 2010, the date the financial statements were issued, have been evaluated by the Portfolio’s management for possible adjustment and/or disclosure. Management has not identified any subsequent events requiring financial statement disclosure as of the date these financial statements were issued.

Large-Cap Core Research Portfolio as of December 31, 2009

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Trustees and Investors of Large-Cap Core
Research Portfolio:
We have audited the accompanying statement of assets and liabilities of Large-Cap Core Research Portfolio (the “Portfolio”), including the portfolio of investments, as of December 31, 2009, and the related statement of operations, the statement of changes in net assets, and the supplementary data for the period from the commencement of operations, November 1, 2009, to December 31, 2009. These financial statements and supplementary data are the responsibility of the Portfolio’s management. Our responsibility is to express an opinion on these financial statements and supplementary data based on our audit.

We conducted our audit in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and supplementary data are free of material misstatement. The Portfolio is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audit included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Portfolio’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2009, by correspondence with the custodian. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the financial statements and supplementary data referred to above present fairly, in all material respects, the financial position of Large-Cap Core Research Portfolio as of December 31, 2009, and the results of its operations, the changes in its net assets, and the supplementary data for the period from the commencement of operations, November 1, 2009, to December 31, 2009, in conformity with accounting principles generally accepted in the United States of America.

DELOITTE & TOUCHE LLP
Boston, Massachusetts
February 18, 2010

Eaton Vance Large-Cap Core Research Fund

BOARD OF TRUSTEES’ APPROVAL OF THE INVESTMENT ADVISORY AGREEMENT

Overview of the Contract Review Process

The Investment Company Act of 1940, as amended (the “1940 Act”), provides, in substance, that in order for a fund to enter into an investment advisory agreement with an investment adviser, the fund’s board of trustees, including a majority of the trustees who are not “interested persons” of the fund (“Independent Trustees”), must approve the agreement and its terms at an in-person meeting called for the purpose of considering such approval.

At a meeting of the Boards of Trustees (each a “Board”) of the Eaton Vance group of mutual funds (the “Eaton Vance Funds”) held on August 10, 2009, the Board, including a majority of the Independent Trustees, voted to approve the investment advisory agreement of Large-Cap Core Research Portfolio (the “Portfolio”) with Boston Management and Research (the “Adviser”), an affiliate of Eaton Vance Management (“EVM”). The Board reviewed information furnished with respect to the Portfolio at its August 10, 2009 meeting as well as information previously furnished with respect to the approval of other investment advisory agreements for other Eaton Vance Funds, including the Large-Cap Core Research Fund (the “Fund”), which pursues the same investment objectives and strategies as the Portfolio. Such information included, among other things, the following:

Information about Fees and Expenses

•	The advisory and related fees to be paid by the Portfolio;
•	Comparative information concerning fees charged by the Adviser and its affiliates for managing other mutual funds and institutional accounts, including the Fund, using investment strategies and techniques similar to those to be used in managing the Portfolio, and concerning fees charged by other advisers for managing funds similar to the Portfolio;

Information about Portfolio Management

•	Descriptions of the investment management services to be provided to the Portfolio, including the investment strategies and processes to be employed;
•	Information concerning the allocation of brokerage and the benefits expected to be received by the Adviser as a result of brokerage allocation for the Portfolio, including information concerning the acquisition of research through “soft dollar” benefits received in connection with the Eaton Vance Funds’ brokerage, and the implementation of the soft dollar reimbursement program established with respect to the Eaton Vance Funds;
•	The procedures and processes to be used to determine the fair value of Portfolio assets and actions to be taken to monitor and test the effectiveness of such procedures and processes;

Information about the Adviser

•	Reports detailing the financial results and condition of the Adviser;
•	Descriptions of the qualifications, education and experience of the individual investment professionals whose responsibilities include portfolio management and investment research for the Portfolio, and information relating to their compensation and responsibilities with respect to managing other mutual funds and investment accounts;
•	Copies of the Codes of Ethics of the Adviser and its affiliates, together with information relating to compliance with and the administration of such codes;
•	Copies or descriptions of the Adviser’s proxy voting policies and procedures;
•	Information concerning the resources devoted to compliance efforts undertaken by the Adviser and its affiliates on behalf of the Eaton Vance Funds (including descriptions of various compliance programs) and their record of compliance with investment policies and restrictions, including policies with respect to market-timing, late trading and selective portfolio disclosure, and with policies on personal securities transactions;
•	Descriptions of the business continuity and disaster recovery plans of the Adviser and its affiliates;

Other Relevant Information

•	Information concerning the nature, cost and character of the administrative and other non-investment management services to be provided by EVM and its affiliates;
•	Information concerning management of the relationship with the custodian, subcustodians and fund accountants by the Adviser or the administrator; and
•	The terms of the advisory agreement.

Eaton Vance Large-Cap Core Research Fund

BOARD OF TRUSTEES’ APPROVAL OF THE INVESTMENT ADVISORY AGREEMENT CONT’D

Results of the Process

Based on its consideration of the foregoing, and such other information as it deemed relevant, including the factors and conclusions described below, the Board concluded that the terms of the Portfolio’s investment advisory agreement with the Adviser, including its fee structure, is in the interests of shareholders and, therefore, the Board, including a majority of the Independent Trustees, voted to approve the terms of the advisory agreement for the Portfolio.

Nature, Extent and Quality of Services

In considering whether to approve the investment advisory agreement of the Portfolio, the Board evaluated the nature, extent and quality of services to be provided to the Portfolio by the Adviser.

The Board considered the Adviser’s management capabilities and investment process with respect to the types of investments to be held by the Portfolio, including the education, experience and number of its investment professionals and other personnel who will provide portfolio management, investment research, and similar services to the Portfolio. The Board evaluated, where relevant, the abilities and experience of such investment personnel in analyzing factors such as credit risk and special considerations relevant to investing in foreign markets. The Board noted the Adviser’s in-house research capabilities. The Board also took into account the resources dedicated to portfolio management and other services, including the compensation paid to recruit and retain investment personnel, and the time and attention devoted to the Portfolio by senior management.

The Board also reviewed the compliance programs of the Adviser and relevant affiliates thereof. Among other matters, the Board considered compliance and reporting matters relating to personal trading by investment personnel, selective disclosure of portfolio holdings, late trading, frequent trading, portfolio valuation, business continuity and the allocation of investment opportunities. The Board also evaluated the responses of the Adviser and its affiliates to requests from regulatory authorities such as the Securities and Exchange Commission and the Financial Industry Regulatory Authority.

After consideration of the foregoing factors, among others, the Board concluded that the nature, extent and quality of services to be provided by the Adviser, taken as a whole, are appropriate and consistent with the terms of the investment advisory agreement.

Portfolio Performance

Because the Portfolio has not yet commenced operations, it has no performance record.

Management Fees and Expenses

The Board reviewed contractual investment advisory fee rates, including any administrative fee rates, to be payable by the Portfolio (referred to as “management fees”). As part of its review, the Board considered that the management fees charged to the Portfolio are the same as those formerly changed to the Fund.

After reviewing the foregoing information, and in light of the nature, extent and quality of the services to be provided by the Adviser, the Board concluded that the management fees proposed to be charged for advisory and related services are reasonable.

Profitability

In considering the level of profits that could be expected to be realized by the Adviser and its affiliates with respects to the Portfolio, the Board reviewed the level of profits previously realized by the Adviser and relevant affiliates thereof in providing investment advisory and administrative services to the Fund. The Board considered the level of profits so realized without regard to revenue sharing or other payments by the Adviser and its affiliates to third parties in respect of distribution services. The Board also considered other direct or indirect benefits expected to be received by the Adviser and its affiliates in connection with its relationship with the Portfolio.

The Board concluded that, in light of the foregoing factors and the nature, extent and quality of the services rendered, the profits expected to be realized by the Adviser and its affiliates are reasonable.

Economies of Scale

In reviewing management fees and profitability, the Board also considered the extent to which the Adviser and its affiliates, on the one hand, and the Portfolio, on the other hand, can expect to realize benefits from economies of scale as the assets of the Portfolio increase. The Board acknowledged the difficulty in accurately measuring the benefits resulting from the economies of scale with respect to the management of any specific fund or group of funds. The Board concluded that the structure of the advisory fee, which includes breakpoints at several asset levels, can be expected to cause the Adviser and its affiliates and the Portfolio to share such benefits equitably.

Eaton Vance Large-Cap Core Research Fund

MANAGEMENT AND ORGANIZATION

Fund Management. The Trustees of Eaton Vance Mutual Funds Trust (the Trust) and Large-Cap Core Research Portfolio (the Portfolio) are responsible for the overall management and supervision of the Trust’s and Portfolio’s affairs. The Trustees and officers of the Trust and the Portfolio are listed below. Except as indicated, each individual has held the office shown or other offices in the same company for the last five years. Trustees and officers of the Trust and the Portfolio hold indefinite terms of office. The “Noninterested Trustees” consist of those Trustees who are not “interested persons” of the Trust and the Portfolio, as that term is defined under the 1940 Act. The business address of each Trustee and officer is Two International Place, Boston, Massachusetts 02110. As used below, “EVC” refers to Eaton Vance Corp., “EV” refers to Eaton Vance, Inc., “EVM” refers to Eaton Vance Management, “BMR” refers to Boston Management and Research, “Parametric” refers to Parametric Portfolio Associates LLC and “EVD” refers to Eaton Vance Distributors, Inc. EVC and EV are the corporate parent and trustee, respectively, of EVM and BMR. EVD is the Fund’s principal underwriter, the Portfolio’s placement agent and a wholly-owned subsidiary of EVC. Each officer affiliated with Eaton Vance may hold a position with other Eaton Vance affiliates that is comparable to his or her position with EVM listed below.

	Position(s)	Term of		Number of Portfolios
	with the	Office and		in Fund Complex
Name and	Trust	Length of	Principal Occupation(s)	Overseen By
Date of Birth	and the Portfolio	Service	During Past Five Years	Trustee(1)	Other Directorships Held

Interested Trustee

Thomas E. Faust Jr. 5/31/58	Trustee and President of the Trust	Trustee of the Trust since 2007, Trustee of the Portfolio since 2009 and President of the Trust since 2002	Chairman, Chief Executive Officer and President of EVC, Director and President of EV, Chief Executive Officer and President of EVM and BMR, and Director of EVD. Trustee and/or officer of 178 registered investment companies and 4 private investment companies managed by EVM or BMR. Mr. Faust is an interested person because of his positions with EVM, BMR, EVD, EVC and EV, which are affiliates of the Trust and Portfolio.	178	Director of EVC

Noninterested Trustees

Benjamin C. Esty 1/2/63	Trustee	Of the Trust since 2005 and of the Portfolio since 2009	Roy and Elizabeth Simmons Professor of Business Administration and Finance Unit Head, Harvard University Graduate School of Business Administration.	178	None

Allen R. Freedman 4/3/40	Trustee	Of the Trust since 2007 and of the Portfolio since 2009	Former Chairman (2002-2004) and a Director (1983-2004) of Systems & Computer Technology Corp. (provider of software to higher education). Formerly, a Director of Loring Ward International (fund distributor) (2005-2007). Formerly, Chairman and a Director of Indus International, Inc. (provider of enterprise management software to the power generating industry) (2005-2007).	178	Director of Assurant, Inc. (insurance provider) and Stonemor Partners, L.P. (owner and operator of cemeteries)

William H. Park 9/19/47	Trustee	Of the Trust since 2003 and of the Portfolio since 2009	Vice Chairman, Commercial Industrial Finance Corp. (specialty finance company) (since 2006). Formerly, President and Chief Executive Officer, Prizm Capital Management, LLC (investment management firm) (2002-2005).	178	None

Ronald A. Pearlman 7/10/40	Trustee	Of the Trust since 2003 and of the Portfolio since 2009	Professor of Law, Georgetown University Law Center.	178	None

Helen Frame Peters 3/22/48	Trustee	Of the Trust since 2008 and of the Portfolio since 2009	Professor of Finance, Carroll School of Management, Boston College. Adjunct Professor of Finance, Peking University, Beijing, China (since 2005).	178	Director of BJ’s Wholesale Club, Inc. (wholesale club retailer)

Heidi L. Steiger 7/8/53	Trustee	Of the Trust since 2007 and of the Portfolio since 2009	Managing Partner, Topridge Associates LLC (global wealth management firm) (since 2008); Senior Adviser (since 2008), President (2005-2008), Lowenhaupt Global Advisors, LLC (global wealth management firm). Formerly, President and Contributing Editor, Worth Magazine (2004-2005). Formerly, Executive Vice President and Global Head of Private Asset Management (and various other positions), Neuberger Berman (investment firm) (1986-2004).	178	Director of Nuclear Electric Insurance Ltd. (nuclear insurance provider), Aviva USA (insurance provider) and CIFG (family of financial guaranty companies) and Advisory Director of Berkshire Capital Securities LLC (private investment banking firm)

Eaton Vance Large-Cap Core Research Fund

MANAGEMENT AND ORGANIZATION CONT’D

	Position(s)	Term of		Number of Portfolios
	with the	Office and		in Fund Complex
Name and	Trust	Length of	Principal Occupation(s)	Overseen By
Date of Birth	and the Portfolio	Service	During Past Five Years	Trustee(1)	Other Directorships Held

Noninterested Trustees (continued)

Lynn A. Stout 9/14/57	Trustee	Of the Trust since 1998 and of the Portfolio since 2009	Paul Hastings Professor of Corporate and Securities Law (since 2006) and Professor of Law (2001-2006), University of California at Los Angeles School of Law.	178	None

Ralph F. Verni 1/26/43	Chairman of the Board and Trustee	Chairman of the Board since 2007 and Trustee of the Trust since 2005 and of the Portfolio since 2009	Consultant and private investor.	178	None

Principal Officers who are not Trustees

	Position(s)	Term of
	with the	Office and
Name and	Trust	Length of	Principal Occupation(s)
Date of Birth	and the Portfolio	Service	During Past Five Years

William H. Ahern, Jr. 7/28/59	Vice President of the Trust	Since 1995	Vice President of EVM and BMR. Officer of 78 registered investment companies managed by EVM or BMR.

John R. Baur 2/10/70	Vice President of the Trust	Since 2008	Vice President of EVM and BMR. Previously, attended Johnson Graduate School of Management, Cornell University (2002-2005), and prior thereto he was an Account Team Representative in Singapore for Applied Materials, Inc. Officer of 35 registered investment companies managed by EVM or BMR.

Maria C. Cappellano 12/28/67	Vice President of the Trust	Since 2009	Assistant Vice President of EVM and BMR and a member EVM’s investment grade income team. Officer of 31 registered investment companies managed by EVM or BMR.

Michael A. Cirami 12/24/75	Vice President of the Trust	Since 2008	Vice President of EVM and BMR. Officer of 35 registered investment companies managed by EVM or BMR.

Cynthia J. Clemson 3/2/63	Vice President of the Trust	Since 2005	Vice President of EVM and BMR. Officer of 94 registered investment companies managed by EVM or BMR.

Charles B. Gaffney 12/4/72	Vice President	Vice President of the Trust since 2007 and of the Portfolio since 2009	Director of Equity Research and a Vice President of EVM and BMR. Officer of 32 registered investment companies managed by EVM or BMR.

Christine M. Johnston 11/9/72	Vice President of the Trust	Since 2007	Vice President of EVM and BMR. Officer of 37 registered investment companies managed by EVM or BMR.

Aamer Khan 6/7/60	Vice President	Vice President of the Trust since 2005 and of the Portfolio since 2009	Vice President of EVM and BMR. Officer of 35 registered investment companies managed by EVM or BMR.

Martha G. Locke 6/21/52	Vice President of the Portfolio	Since 2009	Vice President of EVM and BMR. Officer of 4 registered investment companies managed by EVM or BMR.

Thomas H. Luster 4/8/62	Vice President of the Trust	Since 2006	Vice President of EVM and BMR. Officer of 54 registered investment companies managed by EVM or BMR.

Robert B. MacIntosh 1/22/57	Vice President of the Trust	Since 1998	Vice President of EVM and BMR. Officer of 93 registered investment companies managed by EVM or BMR.

Jeffrey A. Rawlins 10/6/61	Vice President of the Trust	Since 2009	Vice President of EVM and BMR. Previously, a Managing Director of the Fixed Income Group at State Street Research and Management (1989-2005). Officer of 31 registered investment companies managed by EVM or BMR.

Eaton Vance Large-Cap Core Research Fund

MANAGEMENT AND ORGANIZATION CONT’D

	Position(s)	Term of
	with the	Office and
Name and	Trust	Length of	Principal Occupation(s)
Date of Birth	and the Portfolio	Service	During Past Five Years

Principal Officers who are not Trustees (continued)

Duncan W. Richardson 10/26/57	Vice President of the Trust and President of the Portfolio	Vice President of the Trust since 2001 and President of the Portfolio since 2009	Director of EVC and Executive Vice President and Chief Equity Investment Officer of EVC, EVM and BMR. Officer of 82 registered investment companies managed by EVM or BMR.

Dana C. Robinson 9/10/57	Vice President of the Portfolio	Since 2009	Vice President of EVM and BMR. Officer of 1 registered investment company managed by EVM or BMR.

Judith A. Saryan 8/21/54	Vice President of the Trust	Since 2003	Vice President of EVM and BMR. Officer of 51 registered investment companies managed by EVM or BMR.

Susan Schiff 3/13/61	Vice President of the Trust	Since 2002	Vice President of EVM and BMR. Officer of 37 registered investment companies managed by EVM or BMR.

Thomas Seto 9/27/62	Vice President of the Trust	Since 2007	Vice President and Director of Portfolio Management of Parametric. Officer of 32 registered investment companies managed by EVM or BMR.

David M. Stein 5/4/51	Vice President of the Trust	Since 2007	Managing Director and Chief Investment Officer of Parametric. Officer of 32 registered investment companies managed by EVM or BMR.

Eric A. Stein 4/18/80	Vice President of the Trust	Since 2009	Vice President of EVM and BMR. Originally joined EVM in July 2002. Prior to re-joining EVM in September 2008, Mr. Stein worked at the Federal Reserve Bank of New York (2007-2008) and attended business school in Chicago, Illinois. Officer of 31 registered investment companies managed by EVM or BMR.

Dan R. Strelow 5/27/59	Vice President of the Trust	Since 2009	Vice President of EVM and BMR since 2005. Previously, a Managing Director (since 1988) and Chief Investment Officer (since 2001) of the Fixed Income Group at State Street Research and Management. Officer of 31 registered investment companies managed by EVM or BMR.

Mark S. Venezia 5/23/49	Vice President of the Trust	Since 2007	Vice President of EVM and BMR. Officer of 38 registered investment companies managed by EVM or BMR.

Adam A. Weigold 3/22/75	Vice President of the Trust	Since 2007	Vice President of EVM and BMR. Officer of 71 registered investment companies managed by EVM or BMR.

Barbara E. Campbell 6/19/57	Treasurer	Treasurer of the Trust since 2005 and of the Portfolio since 2009	Vice President of EVM and BMR. Officer of 178 registered investment companies managed by EVM or BMR.

Maureen A. Gemma 5/24/60	Secretary and Chief Legal Officer	Secretary of the Trust since 2007 and of the Portfolio since 2009 and Chief Legal Officer since 2008	Vice President of EVM and BMR. Officer of 178 registered investment companies managed by EVM or BMR.

Paul M. O’Neil 7/11/53	Chief Compliance Officer	Of the Trust since 2004 and of the Portfolio since 2009	Vice President of EVM and BMR. Officer of 178 registered investment companies managed by EVM or BMR.

(1)	Includes both master and feeder funds in a master-feeder structure.

The SAI for the Fund includes additional information about the Trustees and officers of the Fund and the Portfolio and can be obtained without charge on Eaton Vance’s website at www.eatonvance.com or by calling 1-800-262-1122.

Investment Advisor of
Large-Cap Core Research Portfolio
Boston Management and Research
Two International Place
Boston, MA 02110

Administrator of
Eaton Vance Large-Cap Core Research Fund
Eaton Vance Management
Two International Place
Boston, MA 02110

Principal Underwriter*
Eaton Vance Distributors, Inc.
Two International Place
Boston, MA 02110

Custodian
State Street Bank and Trust Company
200 Clarendon Street
Boston, MA 02116

Transfer Agent
PNC Global Investment Servicing
Attn: Eaton Vance Funds
P.O. Box 9653
Providence, RI 02940-9653
(800) 262-1122

Independent Registered Public Accounting Firm
Deloitte & Touche LLP
200 Berkeley Street
Boston, MA 02116-5022

Eaton Vance Large-Cap Core Research Fund
Two International Place
Boston, MA 02110
* FINRA BrokerCheck. Investors may check the background of their Investment Professional by contacting the Financial Industry Regulatory Authority (FINRA). FINRA BrokerCheck is a free tool to help investors check the professional background of current and former FINRA-registered securities firms and brokers. FINRA BrokerCheck is available by calling 1-800-289-9999 and at www.FINRA.org. The FINRA BrokerCheck brochure describing the program is available to investors at www.FINRA.org.

This report must be preceded or accompanied by a current prospectus. Before investing, investors should consider carefully the Fund’s investment objective(s), risks, and charges and expenses. The Fund’s current prospectus contains this and other information about the Fund and is available through your financial advisor. Please read the prospectus carefully before you invest or send money. For further information please call 1-800-262-1122.

1325-2/10	ERSRC

Item 2. Code of Ethics
The registrant has adopted a code of ethics applicable to its Principal Executive Officer, Principal Financial Officer and Principal Accounting Officer. The registrant undertakes to provide a copy of such code of ethics to any person upon request, without charge, by calling 1-800-262-1122.
Item 3. Audit Committee Financial Expert
The registrant’s Board has designated William H. Park, an independent trustee, as its audit committee financial expert. Mr. Park is a certified public accountant who is the Vice Chairman of Commercial

Industrial Finance Corp (specialty finance company). Previously, he served as President and Chief Executive Officer of Prizm Capital Management, LLC (investment management firm) and as Executive Vice President and Chief Financial Officer of United Asset Management Corporation (“UAM”) (a holding company owning institutional investment management firms).
Item 4. Principal Accountant Fees and Services
(a)-(d)
The following table presents the aggregate fees billed to the registrant for the past fiscal period from the commencement of operations on October 1, 2009 to December 31, 2009 by the registrant’s principal accountant, Deloitte & Touche LLP (“D&T”), for professional services rendered for the audit of the registrant’s annual financial statements and fees billed for other services rendered by the principal accountant during such period.

Fiscal Years Ended	12/31/2009

Audit Fees	$15,000

Audit-Related Fees(1)	$0

Tax Fees(2)	$6,900

All Other Fees(3)	$0

Total	$21,900

(1)	Audit-related fees consist of the aggregate fees billed for assurance and related services that are reasonably related to the performance of the audit of the registrant’s financial statements and are not reported under the category of audit fees.

(2)	Tax fees consist of the aggregate fees billed for professional services rendered by the principal accountant relating to tax compliance, tax advice, and tax planning and specifically include fees for tax return preparation and other tax related compliance/planning matters.

(3)	All other fees consist of the aggregate fees billed for products and services provided by the registrant’s principal accountant other than audit, audit-related, and tax services.
During the fiscal period ended December 31, 2009, the registrant was billed $40,000 by D&T for work done in connection with its Rule 17Ad-13 examination of Eaton Vance Management’s assertion that it has maintained an effective internal control structure over the sub-transfer agent and registrar functions, such services being pre-approved in accordance with Rule 2-01(c)(7) (ii) of Regulation S-X.
(e)(1) The registrant’s audit committee has adopted policies and procedures relating to the pre-approval of services provided by the registrant’s principal accountant (the “Pre-Approval Policies”). The Pre-Approval Policies establish a framework intended to assist the audit committee in the proper discharge of its pre-approval responsibilities. As a general matter, the Pre-Approval Policies (i) specify certain types of audit, audit-related, tax, and other services determined to be pre-approved by the audit committee; and (ii) delineate specific procedures governing the mechanics of the pre-approval process, including the approval and monitoring of audit and non-audit service fees. Unless a service is specifically pre-approved under the Pre-Approval Policies, it must be separately pre-approved by the audit committee.
The Pre-Approval Policies and the types of audit and non-audit services pre-approved therein must be reviewed and ratified by the registrant’s audit committee at least annually. The registrant’s audit committee maintains full responsibility for the appointment, compensation, and oversight of the work of the registrant’s principal accountant.
(e)(2) No services described in paragraphs (b)-(d) above were approved by the registrant’s audit committee pursuant to the “de minimis exception” set forth in Rule 2-01 (c)(7)(i)(C) of Regulation S-X.
(f) Not applicable.
(g)	The following table presents (i) the aggregate non-audit fees (i.e., fees for audit-related, tax, and other services) billed to the registrant by the registrant’s principal accountant for the fiscal period ended December 31, 2009; and (ii) the aggregate non-audit fees (i.e., fees for audit-related, tax, and other services) billed to the Eaton Vance organization by the registrant’s principal accountant for the same time period.

Fiscal Years Ended	12/31/2009

Registrant	$6,900

Eaton Vance(1)	$288,295

(1)	The investment adviser to the registrant, as well as any of its affiliates that provide ongoing services to the registrant, are subsidiaries of Eaton Vance Corp.
(h) The registrant’s audit committee has considered whether the provision by the registrant’s principal accountant of non-audit services to the registrant’s investment adviser and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant that were not pre-approved pursuant to Rule 2-01(c)(7)(ii) of Regulation S-X is compatible with maintaining the principal accountant’s independence.
Item 5. Audit Committee of Listed registrants
Not required in this filing.
Item 6. Schedule of Investments
Please see schedule of investments contained in the Report to Stockholders included under Item 1 of this Form N-CSR.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies
Not required in this filing.
Item 8. Portfolio Managers of Closed-End Management Investment Companies
Not required in this filing.
Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.
Not required in this filing.
Item 10. Submission of Matters to a Vote of Security Holders.
No Material Changes.
Item 11. Controls and Procedures
(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.
(b) There have been no changes in the registrant’s internal controls over financial reporting during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.
Item 12. Exhibits

(a)(1)	Registrant’s Code of Ethics — Not applicable (please see Item 2).

(a)(2)(i)	Treasurer’s Section 302 certification.

(a)(2)(ii)	President’s Section 302 certification.

(b)	Combined Section 906 certification.

Signatures
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
Large-Cap Core Research Portfolio

By:	/s/ Duncan W. Richardson Duncan W. Richardson
President

Date:	February 17, 2010
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Barbara E. Campbell Barbara E. Campbell
Treasurer

Date:	February 17, 2010

By:	/s/ Duncan W. Richardson Duncan W. Richardson
President

Date:	February 17, 2010